SEGMENT INFORMATION (Segment reporting information, by segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales	$ 11,454,807	$ 9,700,296	$ 7,223,975
Cost of sales	(8,483,328)	(7,403,025)	(5,384,390)
Gross profit	2,971,479	2,297,271	1,839,585
Selling, general and administrative expenses	(876,764)	(824,247)	(687,942)
Other operating income (expenses), net	13,656	(16,240)	(9,925)
Profit (loss) from operating activities	2,108,371	1,456,784	1,141,718
Other financial income (expenses), net	(69,640)	(69,915)	37,957
Equity in earnings (losses) of non-consolidated companies	102,772	68,115	14,624
Profit before income tax expense	2,031,567	1,359,809	1,118,457
Inter- segment eliminations
Disclosure of operating segments [line items]
Net sales	(280,613)	(271,441)	(202,670)
Cost of sales	281,455	275,586	198,686
Gross profit	842	4,145	(3,984)
Selling, general and administrative expenses	0	0	0
Other operating income (expenses), net	0	0	0
Profit (loss) from operating activities	842	4,145	(3,984)
Steel
Disclosure of operating segments [line items]
Effect of inflation adjustment on net sales	270,000
Effect of inflation adjustment on cost of sales	38,000
Effect of inflation adjustment on selling, general and administrative expense	24,000
Effect of inflation adjustment on other operating expenses, net	3,000
Steel | Operating segments
Disclosure of operating segments [line items]
Net sales	11,453,420	9,700,260	7,221,751
Cost of sales	(8,524,890)	(7,465,751)	(5,391,038)
Gross profit	2,928,530	2,234,509	1,830,713
Selling, general and administrative expenses	(860,881)	(811,487)	(677,007)
Other operating income (expenses), net	12,950	(17,011)	(9,543)
Profit (loss) from operating activities	2,080,599	1,406,011	1,144,163
Mining | Operating segments
Disclosure of operating segments [line items]
Net sales	282,000	271,477	204,894
Cost of sales	(239,893)	(212,860)	(192,038)
Gross profit	42,107	58,617	12,856
Selling, general and administrative expenses	(15,883)	(12,760)	(10,935)
Other operating income (expenses), net	706	771	(382)
Profit (loss) from operating activities	26,930	46,628	1,539
Ternium
Disclosure of operating segments [line items]
Net sales	11,725,270	9,700,296	7,223,975
Profit (loss) from operating activities	1,853,319	1,131,008	940,303
Other financial income (expenses), net	(179,576)	(165,090)	(37,885)
Equity in earnings (losses) of non-consolidated companies	102,772	68,115	14,624
Profit before income tax expense	2,031,567	1,359,809	1,118,457
Depreciation and amortisation expense	(589,299)	(474,299)	(406,890)
Ternium | Inter- segment eliminations
Disclosure of operating segments [line items]
Net sales	(332,505)	(287,116)	(206,006)
Profit (loss) from operating activities	(6,213)	(1,291)	269
Depreciation and amortisation expense	0	0	0
Ternium | Reconciling items
Disclosure of operating segments [line items]
Cost of sales	(541,492)	(325,776)	(201,415)
Effect of inflation adjustment	(286,440)
Ternium | Steel | Operating segments
Disclosure of operating segments [line items]
Net sales	11,723,883	9,700,260	7,221,751
Profit (loss) from operating activities	1,768,115	1,065,605	936,164
Depreciation and amortisation expense	(537,885)	(424,529)	(361,685)
Ternium | Mining | Operating segments
Disclosure of operating segments [line items]
Net sales	333,892	287,152	208,230
Profit (loss) from operating activities	91,418	66,694	3,871
Depreciation and amortisation expense	$ (51,415)	$ (49,770)	$ (45,205)